MAINTENANCE RIGHTS	6 Months Ended
Jun. 30, 2020
MAINTENANCE RIGHTS [Abstract]
MAINTENANCE RIGHTS
7. MAINTENANCE RIGHTS

Changes in maintenance right assets during the six months ended June 30, 2020 and 2019 are as follows (dollars in thousands):

	Six months ended
	June 30, 2020	June 30, 2019
Maintenance rights, beginning balance	$290,958	$298,207
Acquisitions	19,780	20,178
Capitalized to aircraft improvements	(7,204)	(3,662)
Cash receipts from maintenance rights	(2,725)	(1,741)
Maintenance rights associated with aircraft sold	(14,940)	(61,185)
Maintenance rights, ending balance	$285,869	$251,797